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ROCHDALE
INVESTMENT TRUST










ROCHDALE MAGNA PORTFOLIO
ROCHDALE ALPHA PORTFOLIO
ROCHDALE ATLAS PORTFOLIO










SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 1999

                            ROCHDALE INVESTMENT TRUST

November 28, 1999

Dear Fellow Shareholder:

We are pleased to report the six month investment performance of the Rochdale Atlas ("Atlas"), Rochdale Magna (" Magna") and Rochdale Alpha ("Alpha") portfolios through September 30, 1999.

ROCHDALE ATLAS PORTFOLIO

Many of the developed international economies moved closer to or entered into the beginnings of an economic recovery during the six months ended September 30, 1999. Japan is the most significant international economy to reach the status of economic recovery. This portends well not only for the U.S. economy but also for many of the emerging economies of Southeast Asia. The principal risk to the sustainable recovery at this time appears to be related to the much needed structural reforms in the financial systems of several Asian counties. These financial systems lag the level required to establish a complete and robust recovery. The consensus expectations for the year 2000 call for continued growth in most Asian and Latin American countries with Europe beginning to slow down. While most foreign countries are at different points in their economic cycle than the U.S., we expect the U.S. economy will remain an important influence on the development of the economic recoveries around the world.

The Atlas portfolio rose 14.2% during the six month period ended September 30, 1999. For the same period, the Dow Jones International Index (excluding U.S.) returned 17.7% and the Morgan Stanley EAFE index returned 12.9%. We are pleased with the performance of the portfolio during the past six months as we are well positioned to benefit from the expected growth of the Asian and Latin American markets for the remainder of the year.

Our strategy of selecting the most attractive countries from the universe of world markets continues to highlight the attractiveness of many Asian and Latin American markets, given the revival in their economies over the past half year.

The countries in which we were invested on September 30, 1999 are:

     *  Austria               *  Chile               *  Korea
     *  Belgium               *  India               *  Norway
     *  Brazil                *  Ireland             *  Philippines
     *  Singapore

ROCHDALE MAGNA PORTFOLIO

The Magna portfolio is invested in those companies we believe are attractive from an investment perspective within the major industries of the S&P 500 universe. We employ a structured fundamental methodology to select those companies expected to perform well relative to their industry peers. We expect to hold companies as long as they remain within the top half of their peer group. The portfolio's objective is to monitor its turnover so that the turnover is lower than average and therefore captures the benefits of lower taxation. This was evidenced by the low turnover of 5.0% experienced during the six month period ended September 30, 1999. We are invested across all major economic sectors, excluding utilities, and believe this balance has provided the portfolio with the favorable returns of 2.2% for the six months ended September 30, 1999, which compares favorably to the S&P 500 return of 0.7%.

As of September 30, 1999 the top five holdings in Magna were:

COMPANY                                 ROCHDALE MAGNA PORTFOLIO
-------                                 ------------------------
BMC Software Inc                                  3.5%
Unisys Corp                                       3.5%
Texas Instruments Inc                             3.5%
Cisco Systems Inc                                 3.5%
Tyco Intl Ltd                                     3.4%

                            ROCHDALE ATLAS PORTFOLIO

ROCHDALE ALPHA PORTFOLIO

The Alpha portfolio seeks to provide performance associated with the small- and mid-cap companies of the S&P universe. Historically these small- and medium-size companies have experienced higher levels of variability and also higher rates of return. The Alpha companies are selected through our own research analysts' direct research work. The companies are selected based on the research conducted by the analysts using an array of factors including revenue growth, earnings growth and assessments of competitors and industry dynamics. The portfolio is more concentrated than the Magna portfolio and therefore is subject to higher variability relative to the benchmark indices.

On June 1, 1999, we commenced the Alpha portfolio. For the period from inception to September 30, 1999, the portfolio returned 4.4%. This compares to the benchmark returns for the S&P MidCap 400 and the S&P SmallCap 600 Indices of -8.3% and 0.5% respectively.

The five leading companies in which we are invested on September 30 are:

COMPANY                                 ROCHDALE ALPHA PORTFOLIO
-------                                 ------------------------
Vicor Corp                                        7.3%
Hannaford Bros Co                                 4.9%
Metris Cos Inc                                    4.8%
Linear Technology Corp                            4.6%
Hormel Foods Corp                                 4.3%

We are pleased with the performance of each of the portfolios in relation to their respective benchmarks and are confident in their diversified nature. While past performance is not indicative of future returns, we believe each portfolio is well positioned to capture the returns associated with the risks of the asset class that the portfolio is dedicated to providing.


Sincerely,


Carl Acebes
Garrett R. D'Alessandro

Portfolio Managers

                            ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   Shares   COMMON STOCKS: 100.51%                                  Market Value
--------------------------------------------------------------------------------
            AUSTRIA - 7.58%
            BANKS - 3.91%
    9,471   Bank Austria AG......................................   $   471,128
                                                                    -----------
    9,425   Erste Bank Der Ost...................................       480,473
                                                                    -----------
                                                                        951,601
                                                                    -----------
            BUILDING MATERIALS - 1.90%
   20,824   Wienerberger Baust...................................       463,097
                                                                    -----------
            ENERGY - 1.77%
    4,659   OMV AG...............................................       431,542
                                                                    -----------
            TOTAL FOR AUSTRIA....................................     1,846,240
                                                                    -----------
            BELGIUM - 9.08%
            BANKS - 2.46%
   11,791   KBC Bankverzekerin NFV...............................       599,081
                                                                    -----------
            FINANCIAL SERVICES - 5.40%
    5,771   Almanij (Algem Maa)..................................       313,172
   17,302   Fortis B.............................................       563,352
    2,309   Gpe Bruxelles Lam....................................       439,783
                                                                    -----------
                                                                      1,316,307
                                                                    -----------
            MERCHANDISE - 1.22%
    3,711   Delhaize Le Lion.....................................       296,152
                                                                    -----------
            PETROLEUM REFINING: 0.00%
    2,106   Total ...............................................            22
                                                                    -----------
            TOTAL FOR BELGIUM....................................     2,211,562
                                                                    -----------
            BRAZIL - 9.58%
            BANKS - 1.02%
   14,078   Unibanco Uniao De Barncos Bras Bank..................       249,005
                                                                    -----------
            CRUDE PETROLEUM AND NATURAL GAS - 3.91%
   60,850   Petroleo Brasileiro Sa Petro.........................       953,634
                                                                    -----------
            MALT BEVERAGE - 1.65%
   33,530   Companhia Cerveja Ria Brahma.........................       402,360
                                                                    -----------
            PULP MILLS MANUFACTURING - 1.83%
   29,000   Companhia Energetoca De Minas........................       445,422
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
   Shares                                                           Market Value
--------------------------------------------------------------------------------
            RAW MATERIALS - 0.73%
    8,450   Aracruz Celulose SA..................................     $ 176,394
                                                                    -----------
            TELECOMMUNICATIONS - 0.44%
    6,800   Telesp Participacpoes SA.............................       107,100
                                                                    -----------
            TOTAL FOR BRAZIL.....................................     2,333,915
                                                                    -----------
            CHILE - 7.78%
            BANKS - 1.33%
   18,885   Banco Santander Chile ADR............................       324,586
                                                                    -----------
            MERCHANDISE - 1.20%
   17,446   Distribucion Y Servicio D & S ADR....................       293,311
                                                                    -----------
            MULTI-INDUSTRY - 1.19%
   28,590   Quinenco SA ADR......................................       289,474
                                                                    -----------
            TELECOMMUNICATIONS - 1.46%
   19,663   Compania CIA De Telecom De Chile ADR.................       355,163
                                                                    -----------
            UTILITIES - 2.60%
   20,387   Chilectra SA ADR.....................................       386,472
   11,827   Enersis SA ADR.......................................       246,889
                                                                    -----------
                                                                        633,361
                                                                    -----------
            TOTAL FOR CHILE......................................     1,895,895
                                                                    -----------
            FRANCE - 1.11%
            ENERGY - 1.11%
    2,106   Total Fina...........................................       264,425
       72   Total Fina SA........................................         4,567
                                                                    -----------
                                                                        268,992
                                                                    -----------
            TOTAL FOR FRANCE.....................................       268,992
                                                                    -----------
            INDIA - 12.53%
            BEVERAGES - 2.37%
   23,142   ITC Ltd. GDR.........................................       578,550
                                                                    -----------
            CHEMICALS - 2.57%
   57,670   Reliance Industries Ltd. GDR.........................       625,731
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
   Shares                                                           Market Value
--------------------------------------------------------------------------------
            HEALTH CARE - 1.16%
   11,924   Ranbaxy Laboratories Ltd. GDR........................     $ 283,195
                                                                    -----------
            MOTOR VEHICLES - 0.80%
   18,413   Bajaj Auto Ltd. GDR..................................       195,638
                                                                    -----------
            MULTI-INDUSTRY - 4.06%
   76,873   India Fund Inc.......................................       989,740
                                                                    -----------
            TELECOMMUNICATIONS - 1.57%
   37,463   Mahanagar Telephone NI GDR...........................       379,313
                                                                    -----------
            TOTAL FOR INDIA......................................     3,052,167
                                                                    -----------
            IRELAND - 8.50%
            BANKS - 3.22%
   16,403   Allied Irish Banks PLC...............................       417,251
   45,172   Bank of Ireland......................................       367,699
                                                                    -----------
                                                                        784,950
                                                                    -----------
            BUILDING MATERIALS - 1.51%
   19,341   CRH..................................................       367,966
                                                                    -----------
            HEALTH CARE - 2.39%
    3,684   Elan Corp............................................       119,783
   13,754   Elan PLC ADR.........................................       461,619
                                                                    -----------
                                                                        581,402
                                                                    -----------
            TRANSPORTATION - AIR - 1.38%
    7,311   Ryanair Holdings PLC.................................       335,392
                                                                    -----------
            TOTAL FOR IRELAND....................................     2,069,710
                                                                    -----------
            REPUBLIC OF KOREA - 15.28%
            AUTOMOBILES - 2.38%
   77,407   Hyundai Motor Co. GDR................................       522,497
   47,666   Hyundai Motor Co.....................................        57,199
                                                                    -----------
                                                                        579,696
                                                                    -----------
            CHEMICALS - 2.83%
   20,204   LG Chemical Ltd. GDR.................................       689,967
                                                                    -----------
            ELECTRONIC APPLIANCES - 3.31%
   12,870   Samsung Electronics Ltd..............................       806,048
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
   Shares                                                           Market Value
--------------------------------------------------------------------------------
            MULTI-INDUSTRY: 3.66%
   71,000   Korea Fund Inc.......................................     $ 891,938
                                                                    -----------
            TELECOMMUNICATIONS - 0.99%
   23,360   SK Telecommunications Ltd............................       240,900
                                                                    -----------
            UTILITIES - 2.11%
   32,049   Korea Electric Power Corp. ADR.......................       514,787
                                                                    -----------
            TOTAL FOR REPUBLIC OF KOREA..........................     3,723,336
                                                                    -----------
            NORWAY - 8.09%
            BANKS - 2.65%
  163,067   Den Norske Bank......................................       644,143
                                                                    -----------
            ENERGY - 4.56%
   17,479   Norsk Hydro AS ADR...................................       751,597
   18,878   Petroleum Geological Services AS ADR.................       359,862
                                                                    -----------
                                                                      1,111,459
                                                                    -----------
            FINANCIAL SERVICES - 0.87%
   28,330   Storebrand ASA.......................................       212,114
                                                                    -----------
            TRANSPORTATION - SEA - 0.01%
      222   Leif Hoegh & Co......................................         2,522
                                                                    -----------
            TOTAL FOR NORWAY.....................................     1,970,238
                                                                    -----------
            PHILIPPINES - 9.42%
            ENERGY - 1.22%
3,286,882   Petron Corp..........................................       297,346
                                                                    -----------
            MULTI-INDUSTRY - 5.70%
1,602,917   Ayala Corp...........................................       384,073
  157,703   First Philippine Fund Inc............................     1,005,357
                                                                    -----------
                                                                      1,389,430
                                                                    -----------
            REAL ESTATE - 1.37%
1,982,204   SM Prime Holdings Inc................................       334,406
                                                                    -----------
            TELECOMMUNICATIONS - 1.13%
   12,680   Philippine Long Distance Telephone Co. ADR...........       275,790
                                                                    -----------
            TOTAL FOR PHILIPPINES................................     2,296,972
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
   Shares                                                           Market Value
--------------------------------------------------------------------------------
            SINGAPORE - 11.56%
            BANKS - 3.86%
   61,000   Overseas Chinese Bank................................     $ 473,647
   61,442   United Overseas Bank.................................       466,236
                                                                    -----------
                                                                        939,883
                                                                    -----------
            BROADCASTING AND PUBLISHING - 2.08%
   32,100   Singapore Press HD...................................       506,047
                                                                    -----------
            ELECTRONICS - 1.79%
  117,000   Natsteel Electronics.................................       437,029
                                                                    -----------
            REAL ESTATE - 2.03%
    9,000   City Developments Ltd. ADR...........................        45,781
   88,362   City Developments....................................       449,607
                                                                    -----------
                                                                        495,388
                                                                    -----------
            TRANSPORTATION - AIRLINES - 1.80%
   45,000   Singapore Airlines...................................       439,412
                                                                    -----------
            TOTAL FOR SINGAPORE..................................     2,817,759
                                                                    -----------
            Total Common Stocks (cost $23,835,104)...............    24,486,786
                                                                    -----------

            Total Investment in Securities
            (cost $23,835,104+): 100.51%.........................    24,486,786
            Liabilities in excess of Other Assets: (0.51%).......      (124,500)
                                                                    -----------
            TOTAL NET ASSETS: 100%...............................   $24,362,286
                                                                    ===========

+ At September 30, 1999, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

            Gross unrealized appreciation........................   $ 2,519,929
            Gross unrealized depreciation........................    (1,868,247)
                                                                    -----------
                Net unrealized appreciation......................   $   651,682
                                                                    ===========

See accompanying Notes to Financial Statements.

                            ROCHDALE MAGNA PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS - 100.61%                                 Market Value
--------------------------------------------------------------------------------
            APPAREL - 0.11%
      408   VF Corp..............................................      $ 12,648
                                                                    -----------
            AUTOMOTIVE - 1.00%
    2,249   Ford Motor Co. Del...................................       112,872
                                                                    -----------
            BANKS - 5.10%
    2,000   Bank of America Corp.................................       111,375
    3,792   Chase Manhattan Corp. New............................       285,822
    4,883   Fleet Financial Group Inc............................       178,840
                                                                    -----------
                                                                        576,037
                                                                    -----------
            BASIC MATERIALS - 5.88%
   10,000   Engelhard Corp.......................................       181,875
    7,223   Mead Corp............................................       248,291
    4,554   Sealed Air Corp. New.................................       233,677
                                                                    -----------
                                                                        663,843
                                                                    -----------
            BUSINESS SERVICES - 8.16%
    3,364   Computer Sciences Corp...............................       236,531
    6,067   De Luxe Corp.........................................       206,278
    5,572   Interpublic Group Cos., Inc..........................       229,148
    7,317   Paychex Inc..........................................       249,693
                                                                    -----------
                                                                        921,650
                                                                    -----------
            CAPITAL GOODS - 8.63%
    2,740   Honeywell Inc........................................       304,996
    6,009   ITT Industries Inc...................................       191,161
    4,200   Johnson Controls Inc.................................       278,512
    3,376   United Technologies Inc..............................       200,239
                                                                    -----------
                                                                        974,908
                                                                    -----------
            COMPUTER SOFTWARE - 0.16%
      700   Compuware Corp.......................................        18,244
                                                                    -----------
            CONSUMER SERVICES - 1.04%
    2,700   Carnival Corp........................................       117,450
                                                                    -----------
            ENERGY - 3.95%
    3,600   Exxon Corp...........................................       273,375
    6,314   Sunoco Inc...........................................       172,846
                                                                    -----------
                                                                        446,221
                                                                    -----------
            ENVIRONMENTAL SERVICES - 0.10%
    1,000   Allied Waste Industries, Inc.........................        11,688
                                                                    -----------

                            ROCHDALE MAGNA PORTFOLIO

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
            FINANCIAL SERVICES - 7.59%
    2,332   Aetna Inc............................................     $ 114,851
    5,369   Countrywide Credit Industries Inc....................       173,150
    3,682   Hartford Financial Services Group....................       150,501
    2,490   Morgan Stanley Dean Witter...........................       222,077
    2,484   Providian Financial Corp.............................       196,702
                                                                    -----------
                                                                        857,281
                                                                    -----------
            FOOD AND BEVERAGE - 2.20%
    4,016   Quaker Oats Co.......................................       248,490
                                                                    -----------
            HEALTH CARE - 11.22%
    5,803   Becton Dickinson & Co................................       162,847
    4,302   Pharmacia & Upjohn Inc...............................       213,487
    5,113   Schering-Plough Corp.................................       223,055
    3,711   Tyco International Ltd. New..........................       383,161
    4,300   Warner-Lambert Co....................................       285,412
                                                                    -----------
                                                                      1,267,962
                                                                    -----------
            MEDIA - 1.92%
    5,132   Viacom Inc. - Class B................................       216,827
                                                                    -----------

            MEDICAL PRODUCTS - 0.63%
    1,500   Bard CR Inc..........................................        70,594
                                                                    -----------
            OIL REFINING - 2.12%
    5,800   Enron Corp...........................................       239,250
                                                                    -----------
            PERSONAL AND HOUSEHOLD PRODUCTS - 1.26%
    4,260   Avon Products Inc....................................       105,701
    1,300   Newell Rubbermaid Inc................................        37,131
                                                                    -----------
                                                                        142,832
                                                                    -----------
            PUBLISHING - 1.67%
    7,336   American Greetings Corp..............................       188,902
                                                                    -----------
            RETAIL - 5.21%
    4,867   Federated Department Stores Inc......................       212,627
    3,860   Lowes Companies Inc..................................       188,175
    8,632   Supervalu Inc........................................       188,285
                                                                    -----------
                                                                        589,087
                                                                    -----------

                            ROCHDALE MAGNA PORTFOLIO

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
            TECHNOLOGY - 23.86%
    5,627   BMC Software Inc.....................................     $ 402,682
    5,740   Cisco Systems Inc....................................       393,549
    5,785   Dell Computer Corp...................................       241,885
    4,738   E M C Corp...........................................       338,471
    5,218   Gateway Inc..........................................       231,875
    4,548   Lucent Technologies Inc..............................       295,051
    4,812   Texas Instruments Inc................................       395,787
    8,773   Unisys Corp..........................................       395,882
                                                                    -----------
                                                                      2,695,182
                                                                    -----------
            TELECOMMUNICATIONS - 7.19%
    3,200   Bell Atlantic Corp...................................       215,400
    2,700   Centurytel Inc.......................................       109,688
    9,051   Global Crossing Ltd..................................       239,845
    3,444   MCI Worldcom Inc.....................................       247,538
                                                                    -----------
                                                                        812,471
                                                                    -----------
            TRANSPORTATION - 1.61%
   11,970   Southwest Airlines Co................................       181,794
                                                                    -----------
            Total Common Stocks (cost $10,987,709)...............    11,366,233
                                                                    -----------
            Total Investment in Securities
            (cost $10,987,709+): 100.61%.........................    11,366,233
            Liabilities in excess of Other Assets: (0.61%).......       (68,918)
                                                                    -----------
            TOTAL NET ASSETS: 100%...............................   $11,297,315
                                                                    ===========

+At September 30, 1999, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

            Gross unrealized appreciation........................   $ 1,176,496
            Gross unrealized depreciation........................      (797,972)
                                                                    -----------
                      Net unrealized appreciation................   $   378,524
                                                                    ===========

See accompanying Notes to Financial Statements.

                            ROCHDALE ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   Shares   COMMON STOCKS - 99.65%                                  Market Value
--------------------------------------------------------------------------------
            BASIC MATERIALS - 5.29%
    2,000   Bowater Inc..........................................   $   105,000
                                                                    -----------
            COMPUTER SOFTWARE - 10.38%
    2,000   I2 Technologies Inc..................................        77,625
    4,100   Progress Software Corp...............................       128,638
                                                                    -----------
                                                                        206,263
                                                                    -----------
            CONSUMER - CYCLICAL - 8.97%
    3,500   Bed Bath & Beyond Inc................................       122,281
    2,900   Hon Industries Inc...................................        55,825
                                                                    -----------
                                                                        178,106
                                                                    -----------
            CONSUMER - NON-CYCLICAL - 8.86%
    3,660   Dial Corp. New.......................................        93,330
    2,000   Hormel Foods Corp....................................        82,625
                                                                    -----------
                                                                        175,955
                                                                    -----------
            CONSUMER SERVICES - 9.00%
    5,500   International Game Technology........................        99,000
    3,130   Outback Steakhouse Inc...............................        79,717
                                                                    -----------
                                                                        178,717
                                                                    -----------
            FINANCIAL SERVICES - 24.92%
   10,700   Contifinancial Corp..................................        11,369
    6,000   DVI Inc..............................................        98,250
    2,200   Finova Group Inc.....................................        80,300
    3,480   Metris Cos Inc.......................................       102,443
    1,780   Provident Financial Group Inc........................        65,081
    1,500   Radian Group Inc.....................................        64,406
    1,330   Zions Bancorp........................................        73,316
                                                                    -----------
                                                                        495,165
                                                                    -----------
            HEALTH CARE - 9.71%
    2,300   Forest Labs Inc......................................        96,887
    3,750   Hooper Holmes Inc....................................        96,094
                                                                    -----------
                                                                        192,981
                                                                    -----------
            OIL SERVICES -  4.30%
    9,500   Santa Fe Snyder Corp.................................        85,500
                                                                    -----------
            TECHNOLOGY - 18.22%
    1,600   Lexmark International Group Inc......................       128,800
    5,860   Vicor Corp...........................................       132,949
    1,530   Xilinx Inc...........................................       100,263
                                                                    -----------
                                                                        362,012
                                                                    -----------
            Total Common Stocks (cost $2,061,191)................     1,979,699
                                                                    -----------

                            ROCHDALE ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    Market Value
--------------------------------------------------------------------------------
            Total Investment in Securities
            (cost $2,061,191+): 99.65%...........................   $ 1,979,699
            Other Assets less Liabilities: 0.35%.................         6,929
                                                                    -----------
            TOTAL NET ASSETS: 100%...............................   $ 1,986,628
                                                                    ===========

+ At September 30, 1999, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

            Gross unrealized appreciation........................   $    85,012
            Gross unrealized depreciation........................      (166,504)
                                                                    -----------
                      Net unrealized depreciation................   $   (81,492)
                                                                    ===========

See accompanying Notes to Financial Statements.

                            ROCHDALE INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1999 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
                                                                    ATLAS          MAGNA         ALPHA
                                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value (cost $23,835,104,
      $10,987,709, and $2,061,191, respectively)...............  $24,486,786    $11,366,233   $ 1,979,699
  Cash and foreign currency....................................      189,946          8,710
  Receivables:
      Forward currency contracts - net.........................        3,839              0
      Dividends................................................        2,831          4,304         1,057
      Fund shares sold.........................................            0         27,000        99,150
      Investments sold.........................................            0              0        15,299
      Due from Manager.........................................            0              0        10,557
  Prepaid registration.........................................       12,729         11,414        10,995
                                                                 -----------    -----------   -----------
  TOTAL ASSETS.................................................   24,696,131     11,417,661     2,116,757
                                                                 -----------    -----------   -----------
LIABILITIES
  Cash overdraft...............................................            0              0        24,118
  Payables:
      Due to Advisor...........................................       20,207          2,421             0
      Securities purchased.....................................      246,393         59,025        76,297
  Accrued expenses.............................................       67,245         58,900        29,714
                                                                 -----------    -----------   -----------
  TOTAL LIABILITIES............................................      333,845        120,346       130,129
                                                                 -----------    -----------   -----------
NET ASSETS.....................................................  $24,362,286    $11,297,315   $ 1,986,628
                                                                 ===========    ===========   ===========
  Number of shares, $0.01 par value, issued
    and outstanding (unlimited shares authorized)..............      699,016        377,565        83,160
                                                                 ===========    ===========   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION* PRICE PER SHARE......      $ 34.85        $ 29.92       $ 23.89
                                                                 ===========    ===========   ===========
COMPOSITION OF NET ASSETS
  Paid-in capital..............................................  $22,615,940    $10,874,082   $ 2,086,556
  Accumulated net investment loss..............................      (17,015)       (37,585)       (4,331)
  Undistributed net realized gain (loss) on investments........    1,112,592         82,294       (14,105)
  Net unrealized appreciation (depreciation) on investments....      650,769        378,524       (81,492)
                                                                 -----------    -----------   -----------
Net Assets.....................................................  $24,362,286    $11,297,315   $ 1,986,628
                                                                 ===========    ===========   ===========

* Shareholders holding shares for less than eighteen months will be subject to a 2.00% redemption fee.

See accompanying Notes to Financial Statements.

                            ROCHDALE INVESTMENT TRUST

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
                                                                    ATLAS          MAGNA         ALPHA
                                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO*
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
      Dividend income (net of foreign taxes of $24,493, $0
           and $0, respectively)...............................  $   141,967    $    53,527   $     1,968
      Interest income..........................................        1,662              0             0
                                                                 -----------    -----------   -----------
  Total income.................................................      143,629         53,527         1,968
                                                                 -----------    -----------   -----------
  Expenses
      Advisory fees............................................       90,732         52,679         3,345
      Fund accounting fees.....................................       26,297         14,687         9,716
      Custody fees.............................................       24,207          7,084         4,120
      Administration fee.......................................       20,130         20,130        13,200
      Registration fees........................................       10,080          9,143         4,543
      Audit fee................................................        9,967          9,967         4,800
      Legal fees...............................................        6,014          5,514         3,960
      Transfer agent fees......................................        5,313          5,113         3,240
      Miscellaneous............................................        4,507          3,007         1,920
      Reports to shareholders..................................        3,507          3,507         3,204
      Insurance................................................        1,501          1,001           360
      Trustee fees.............................................        1,360          1,360           776
      Deferred organization costs..............................            0              0        18,800
                                                                 -----------    -----------   -----------
  Total expenses...............................................      203,615        133,192        71,984
  Less: expenses waived and reimbursed.........................      (42,971)       (42,080)      (65,685)
                                                                 -----------    -----------   -----------
  Net expenses.................................................      160,644         91,112         6,299
                                                                 -----------    -----------   -----------
  NET INVESTMENT LOSS .........................................      (17,015)       (37,585)       (4,331)
                                                                 -----------    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss):
      Security transactions....................................    1,081,462         15,883       (14,105)
      Foreign currency transactions............................       (6,218)             0             0
                                                                 -----------    -----------   -----------
          Net realized gain (loss) on security transactions....    1,075,244         15,883       (14,105)
                                                                 -----------    -----------   -----------
  Net change in unrealized appreciation on:
      Investments..............................................      524,593         72,025       (81,492)
      Foreign currency transactions............................       (4,460)             0             0
                                                                 -----------    -----------   -----------
           Net change in unrealized appreciation on investments      520,133         72,025       (81,492)
                                                                 -----------    -----------   -----------
               NET REALIZED AND UNREALIZED GAIN (LOSS)
                   ON INVESTMENTS..............................    1,595,377         87,908       (95,597)
                                                                 -----------    -----------   -----------
                   NET INCREASE (DECREASE) IN NET ASSETS
                       RESULTING FROM OPERATIONS...............  $ 1,578,362    $    50,323   $   (99,928)
                                                                 ===========    ===========   ===========

* For the period June 1, 1999  (Inception  of Portfolio)  through  September 30,
1999.

See accompanying Notes to Financial Statements.

                            ROCHDALE INVESTMENT TRUST

STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                        ATLAS                        MAGNA                ALPHA
                                                      PORTFOLIO                    PORTFOLIO            PORTFOLIO
                                             --------------------------    -------------------------    ----------
                                              Six Months      6/29/98*      Six Months     6/29/98*      6/1/99*
                                                Ended         through         Ended        through       through
                                               9/30/99+       3/31/99        9/30/99+      3/31/99       9/30/99+
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment loss.....................  $   (17,015)   $    (1,368)   $   (37,585)   $   (4,569)   $   (4,331)
   Net realized gain (loss) on security
      transactions.........................    1,075,244         38,716         15,883        70,980       (14,105)
   Net change in unrealized
      appreciation on investments..........      520,133        130,636         72,025       306,499       (81,492)
                                             -----------    -----------    -----------    ----------    ----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS............    1,578,362        167,984         50,323       372,910       (99,928)
                                             -----------    -----------    -----------    ----------    ----------
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold...............   13,627,201      9,968,316      3,247,868     7,685,818     2,109,635
   Shares issued on reinvestment
      of distributions.....................            0              0              0             0             0
   Cost of shares redeemed.................     (967,276)       (67,051)      (111,354)            0       (73,079)
                                             -----------    -----------    -----------    ----------    ----------
      NET INCREASE FROM FUND SHARE
         TRANSACTIONS.....................   12,659,925      9,901,265      3,136,514     7,685,818     2,036,556
                                             -----------    -----------    -----------    ----------    ----------
   TOTAL INCREASE IN NET ASSETS............   14,238,287     10,069,249      3,186,837     8,058,728     1,936,628
                                             -----------    -----------    -----------    ----------    ----------
NET ASSETS
   Beginning of period.....................   10,123,999         54,750      8,110,478        51,750        50,000
                                             -----------    -----------    -----------    ----------    ----------
END OF PERIOD..............................  $24,362,286    $10,123,999    $11,297,315    $8,110,478    $1,986,628
                                             ===========    ===========    ===========    ==========    ==========
CHANGE IN SHARES
   Shares sold.............................      395,518        331,730        104,139       274,922        86,313
   Shares issued on reinvestment
      of distributions.....................            0              0              0             0             0
   Shares redeemed.........................      (28,221)        (2,201)        (3,566)            0        (3,153)
                                             -----------    -----------    -----------    ----------    ----------
   NET INCREASE............................      367,297        329,529        100,573       274,922        83,160
                                             ===========    ===========    ===========    ==========    ==========

+ Unaudited.

* Inception of Portfolio.

See accompanying Notes to Financial Statements.

                            ROCHDALE INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------------------------------------
                                                             ATLAS                    MAGNA             ALPHA
                                                           PORTFOLIO                PORTFOLIO         PORTFOLIO
                                                       ------------------       ------------------      ------
                                                     Six Months   6/29/98*    Six Months   6/29/98*    6/1/99*
                                                        Ended     through        Ended      through    through
                                                      9/30/99+     3/31/99     9/30/99+     3/31/99    9/30/99+
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period................   $30.52      $25.00       $29.28      $25.00      $25.00
                                                       ------      ------       ------      ------      ------
Income from investment operations:
   Net investment (loss) income.....................    (0.02)          0        (0.10)      (0.02)      (0.05)
   Net realized and unrealized gain (loss)
      on investments................................     4.35        5.52         0.74        4.30       (1.06)
                                                       ------      ------       ------      ------      ------
Total from investment operations....................     4.33        5.52         0.64        4.28       (1.11)
                                                       ------      ------       ------      ------      ------
Net asset value, end of period......................   $34.85      $30.52       $29.92      $29.28      $23.89
                                                       ======      ======       ======      ======      ======
Total return........................................    14.19%      22.08%**      2.19%      17.12%**    (4.44%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)................   $ 24.4      $ 10.1       $ 11.3      $  8.1      $  2.0

Portfolio turnover rate.............................    19.30%      22.90%        5.26%      47.81%       1.72%

Ratio of expenses to average net assets:
   Before expense reimbursement and waivers.........     2.28%#      7.79%#       2.56%#      6.19%#     21.48%#
   After expense reimbursement and waivers..........     1.80%#      1.61%#       1.75%#      1.60%#      1.88%#

Ratio of net investment loss to average net assets:
   Before expense reimbursement and waivers.........    (0.67%)#    (6.26%)#     (1.53%)#    (4.88%)#   (20.90%)#
   After expense reimbursement and waivers..........    (0.19%)#    (0.08%)#     (0.72%)#    (0.29%)#    (1.29%)#

+ Unaudited.

* Inception of Portfolio.

** Commencement of investment operations - October 2, 1998.

# Annualized.

See accompanying Notes to Financial Statements.

                            ROCHDALE INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Rochdale Atlas Portfolio, Rochdale Magna Portfolio and Rochdale Alpha Portfolio (the "Portfolios") are diversified series of shares of beneficial interest of Rochdale Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of the Trust is to achieve long-term capital appreciation.

     The Rochdale Atlas and Rochdale Magna Portfolios were established in June, 1998. Initial outside investors purchased shares of the Portfolios on June 29, 1998. However, investment operations of the Portfolios did not commence until October 2, 1998 and October 23, 1998 for the Rochdale Atlas Portfolio and the Rochdale Magna Portfolio, respectively. The Rochdale Alpha Portfolio commenced operations on June 1, 1999.

     The Rochdale Atlas Portfolio is a foreign equity fund. It seeks to achieve its objective by investing primarily in equity securities of select foreign developed and emerging countries that Rochdale Investment Management, Inc. ("Rochdale" or the "Advisor") has identified as attractive relative to other countries based on fundamental valuation, financial, and economic attributes.

     The Rochdale Magna Portfolio is a large-cap domestic equity fund. It seeks to achieve its objective by investing primarily in securities of companies that Rochdale has identified through fundamental criteria as the leading growth and leading value companies relative to growth and value industry peers.

     The Rochdale Alpha Portfolio is a small- to medium-cap domestic equity fund. It seeks to achieve its objective by investing primarily in equity securities of small and medium-sized U.S. companies that Rochdale has identified as expecting to grow earnings at a rate above that of larger, more established companies.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. In valuing the Portfolios' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such values is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     B. FEDERAL INCOME TAXES. The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of securities sold is determined under the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the effective interest method.

     D. FOREIGN CURRENCY. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S.

                            ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

          dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     E. FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolio could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

     F. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, equalization and post-October capital and currency losses.

     G. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Rochdale Investment Management, Inc. (the "Advisor") provides the Portfolios with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Trust. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% from each Portfolio based upon the average daily net assets of each Portfolio.

     The Portfolios are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Portfolios to the extent necessary to limit each Portfolio's aggregate annual operating expenses to a maximum of 2.50%, 2.75% and 1.95% of average net assets for the Rochdale Magna, Rochdale Atlas and Rochdale Alpha Portfolios, respectively. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolios' obligation may be subject to reimbursement by the Portfolios within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable limitations. For the period ended March 31, 1999, the Advisor has waived its fees and has reimbursed the Portfolios for expenses in the amounts of $42,971 for the Rochdale Atlas Portfolio, $42,080 for the Rochdale Magna Portfolio and $65,685 for the Rochdale Alpha Portfolio, respectively, making the Portfolios' expense ratios 1.80%, 1.75% and 1.88% versus actual operating expenses of 2.28%, 2.56% and 21.48%.

     Investment Company Administration, LLC (the "Administrator") acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Portfolios; prepares reports and materials to be supplied to the trustees; monitors the activities of the Portfolios' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Portfolios' expense accruals. For its services, the Administrator receives a monthly fee from each Portfolio at a rate of .10% annually of average net assets, with a minimum annual fee per Portfolio of $40,000.

     Rochdale Investment Management, Inc., the Advisor, also acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares.

     Certain officers and trustees of the Trust are also officers and/or directors of the Advisor or Administrator.

                            ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

NOTE 4 - DISTRIBUTION PLAN

     The Portfolios have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1. The Plan provides that the Portfolios may pay for distribution and related expenses of up to an annual rate of 0.25% of each Portfolio's average net assets to Rochdale as distributor. Rochdale elected to waive its fees for the period ended September 30, 1999.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the period ended September 30, 1999, the cost of purchases and the proceeds from sales of securities, other than short-term investments, were $16,259,593, $3,699,273 and $2,092,799, and $3,497,076, $547,790 and $17,415,
respectively, for the Rochdale Atlas Portfolio, for the Rochdale Magna Portfolio and for the Rochdale Alpha Portfolio, respectively.

                                     ADVISOR

                      Rochdale Investment Management, Inc.
                              570 Lexington Avenue
                          New York, New York 10022-6837
                                 (212) 702-3500

                                   DISTRIBUTOR

                      Rochdale Investment Management, Inc.
                              570 Lexington Avenue
                          New York, New York 10022-6837
                                 (212) 702-3500

                          CUSTODIAN AND TRANSFER AGENT

                            State Street Bank & Trust
                               1776 Heritage Drive
                        North Quincy, Massachusetts 02171

                                    AUDITORS

                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                        Philadelphia, Pennsylvania 19103

                                  LEGAL COUNSEL

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ROCHDALE INVESTMENT TRUST
570 Lexington Avenue
New York, NY 10022-6837
800-245-9888
www.rochdale.com

     You can discuss your questions about the Portfolios, and request other information, including Statement of Additional Information (SAI), Annual Report or Semi-Annual Report, free of charge, by calling the Portfolios at 800-245-9888 or visiting our Web site at www.rochdale.com. In the Portfolios' Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year. The SAI provides detailed information about the Portfolios and is incorporated into this Prospectus by reference.

     You can review and copy information about the Portfolios, including the Portfolios' reports and SAI, at the Public Reference Room of the Securities and Exchange Commission, or get copies for a fee, by writing or calling the Public Reference Room of the Commission, Washington, DC 20549-6009 (1-800-SEC-0330). You can obtain the same information free of charge from the Commission's Internet Web site at http://www.sec.gov.


                                         (The Trust's SEC Investment Company Act
                                                        file number is 811-8685)